Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - Business and government [member] - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Loans To Business And Government [Line Items]
Loans at amortized cost	$ 354,225	$ 356,973
Loans at FVOCI	141	230
Loans	354,366	357,203
Allowance for loan losses	3,903	3,583
Loans, net of allowance	$ 350,463	$ 353,620